Schedule of Lease Costs (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 128	$ 160	$ 204	$ 248
Short-term lease cost	73	79	122	68
Variable lease cost	14	21	17	18
Total lease cost	$ 215	$ 260	$ 343	$ 334